Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40519
Entity Registrant Name	MicroCloud Hologram Inc.
Entity Central Index Key	0001841209
Entity Address, Address Line One	Room 302
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Zhong Ke Na Neng Building
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000